ORGANIZATION AND BASIS OF PRESENTATION (Details 4) - shares	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,300,774	4,039,836	3,364,442	3,981,557
Preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	277,371	404,492	284,360	364,881
Employee Stock Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,062,609	1,007,083	1,003,836	1,029,249
Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,766,122	2,524,922	1,919,906	2,537,322
Restricted Stock Units (RSUs) [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	194,672	103,339	156,340	50,105